Loans (Details) - Schedule of accretable yield, or income expected to be collected - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accretable Yield Or Income Expected To Be Collected Abstract
Balance at beginning of year	$ 390	$ 447
Accretion of income	(51)	(57)
Balance at end of year	$ 339	$ 390